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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ J. SITLANI San Diego,          California         02/14/11
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 24
                                        --------------------

Form 13F Information Table Value Total: $ 6,210,310
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                       TITLE                VALUE   SHARES/   SH/  PUT/ INVSTMT    OTHER        VOTING AUTHORITY
    NAME OF ISSUER                    OF CLASS   CUSIP   (X$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------------ --------- --------- -------- ---------- ---- ----- ------- ----------- ---------- ------ ----
National Semiconductor Corp.            COM    637640103 $283,762 20,622,256  SH        SOLE                20,622,256
Baxter International Inc.               COM    071813109 $481,632  9,514,652  SH        SOLE                 9,514,652
Unum Group                              COM    91529Y106 $352,023 14,534,394  SH        SOLE                14,534,394
The Home Depot, Inc.                    COM    437076102 $366,950 10,466,346  SH        SOLE                10,466,346
The Home Depot, Inc.                    COM    437076102 $ 36,021  1,027,419  SH        OTHER                1,027,419
Harman International Industries Inc.    COM    413086109 $ 94,845  2,048,479  SH        SOLE                 2,048,479
Charles River Lab. Intl. Inc.           COM    159864107 $115,256  3,242,990  SH        SOLE                 3,242,990
SUPERVALU  Inc.                         COM    868536103 $ 18,177  1,887,512  SH        SOLE                 1,887,512
Genzyme Corporation                     COM    372917104 $726,080 10,197,748  SH        SOLE                10,197,748
Genzyme Corporation                     COM    372917104 $ 29,085    408,500  SH        OTHER                  408,500
SPDR S&P 500 ETF Trust                  COM    78462F103 $364,649  2,899,795  SH        SOLE                 2,899,795
Esterline Technologies Corp.            COM    297425100 $ 65,761    958,749  SH        SOLE                   958,749
Occidental Petroleum Corporation        COM    674599105 $608,808  6,205,989  SH        SOLE                 6,205,989
Gildan Activewear Inc.                  COM    375916103 $ 74,225  2,605,309  SH        SOLE                 2,605,309
Ameriprise Financial, Inc.              COM    03076C106 $ 60,865  1,057,600  SH        SOLE                 1,057,600
iShares Russell Midcap Value Index      COM    464287473 $ 13,629    302,800  SH        SOLE                   302,800
LyondellBasell Industries N.V.          COM    N53745100 $293,267  8,525,200  SH        SOLE                 8,525,200
Intuit Inc.                             COM    461202103 $588,586 11,938,868  SH        SOLE                11,938,868
CVS Caremark Corporation                COM    126650100 $710,669 20,439,151  SH        SOLE                20,439,151
Deere & Company                         COM    244199105 $378,486  4,557,323  SH        SOLE                 4,557,323
Progress Software Corporation           COM    743312100 $ 35,671    842,896  SH        SOLE                   842,896
McDermott International, Inc.           COM    580037109 $ 91,419  4,418,493  SH        SOLE                 4,418,493
The Babcock & Wilcox Company            COM    05615F102 $ 44,043  1,721,099  SH        SOLE                 1,721,099
ITT Corporation                         COM    450911102 $376,401  7,223,194  SH        SOLE                 7,223,194